Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share
13.	Earnings Per Share
Basic income (loss) per share of Class A Common Stock is computed by dividing net earnings (loss) attributable to WM Technology, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted income (loss) per share of Class A Common Stock adjusts basic net income (loss) per share of Class A Common Stock for the potentially dilutive impact of securities. For warrants that are liability-classified, during periods when the impact is dilutive, the Company assumes share settlement of the instruments as of the beginning of the reporting period and adjusts the numerator to remove the change in fair value of the warrant liability, net of the portion attributable to non-controlling interests, and adjusts the denominator to include the dilutive shares calculated using the treasury stock method.
Prior to the Business Combination, the membership structure of WMH included units which had profit interests. The Company analyzed the calculation of net earnings (loss) per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, net earnings per share information has not been presented for periods prior to the Business Combination on June 16, 2021. The basic and diluted income (loss) per share for the year ended December 31, 2021 represent the period from June 16, 2021 (Closing Date) to December 31, 2021.
The computation of income (loss) per share attributable to WM Technology, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding are as follows for the period from June 16, 2021 (Closing Date) to December 31, 2021 (amounts in thousands, except for share and per share amounts):
Year Ended December 31, 2021
Numerator:
Net income	$ 152,218
Less: net income attributable to WMH LLC prior to the Business Combination	15,078
Less: net income attributable to noncontrolling interests after the Business Combination	76,757
Net income attributable to WM Technology, Inc. - basic	60,383
Effect of dilutive securities:
Less: fair value change of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests	72,483
Net loss attributable to WM Technology, Inc. - diluted	$ (12,100)
Denominator:
Weighted average Class A Common Stock outstanding - basic	65,013,517
Weighted average effect of dilutive securities:
Public Warrants[1]	1,153,782
Private Placement Warrants[1]	646,118
Weighted average Class A Common Stock outstanding - diluted	66,813,417

Net income (loss) per share of Class A Common Stock:
Net income per share of Class A Common Stock - basic	$ 0.93
Net loss per share of Class A Common Stock - diluted	$ (0.18)

¹	Calculated using the treasury stock method.
Shares of the Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V Common Stock under the two-class method has not been presented.
The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:
Year Ended December 31, 2021
Class A Units	65,502,347
Class P Units	25,660,529
RSUs	6,398,707
PSUs	2,437,500